Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Amortized cost	$ 152,443	$ 131,312
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	149,564	126,733
Non-investment grade	789	742
Impaired	146	149
Carrying amount of securities measured at FVOCI subject to impairment	150,499	127,624
Items not subject to impairment	1,178	842
Carrying amount of securities measured at FVOCI	151,677	128,466
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	98,182	89,947
Non-investment grade	904	1,189
Amount before allowance for credit losses	99,086	91,136
Allowance for credit losses	19	23
Amortized cost	99,067	91,113
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	149,556	126,732
Non-investment grade	789	742
Carrying amount of securities measured at FVOCI subject to impairment	150,345	127,474
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	98,182	89,947
Non-investment grade	728	990
Amount before allowance for credit losses	98,910	90,937
Allowance for credit losses	7	8
Amortized cost	98,903	90,929
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	8	1
Carrying amount of securities measured at FVOCI subject to impairment	8	1
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	176	199
Amount before allowance for credit losses	176	199
Allowance for credit losses	12	15
Amortized cost	164	184
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	146	149
Carrying amount of securities measured at FVOCI subject to impairment	$ 146	$ 149